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                                                                     MetLife(R)

METLIFE INVESTORS USA INSURANCE COMPANY
5 PARK PLAZA, SUITE 1900
IRVINE, CALIFORNIA 92614


December 15, 2011

VIA EDGAR TRANSMISSION
----------------------

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    MetLife Investors USA Insurance Company and
       MetLife Investors USA Separate Account A
       File Nos. 333-158514/811-03365
       (MetLife Simple Solutions/SM/)
       Rule 497(j) Certification
       ------------------------------------------------


Members of the Commission:

On behalf of MetLife Investors USA Insurance Company (the "Company") and MetLife Investors USA Separate Account A (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectus dated May 1, 2011, as revised and reprinted December 12, 2011 and the Statement of Additional Information ("SAI") dated May 1, 2011, as revised December 12, 2011, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 5 for the Account filed electronically with the Commission on December 12, 2011.

If you have any questions, please contact me at (212) 578-3387.

Sincerely,

/s/ John B. Towers
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John B. Towers
Senior Counsel
Metropolitan Life
Insurance Company